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                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                       SUPPLEMENT DATED NOVEMBER 9, 1998
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1998
                        AS SUPPLEMENTED OCTOBER 1, 1998
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY
                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)

The following instructions replace the wiring instructions found in the pro-spectus.

MONEY SHOULD BE WIRED TO:
             First Union National Bank
             ABA 031201467
             Deposit Account Number 2014126521732
             Peoples Benefit Life Insurance Company and The Vanguard Group,
             Inc.
             [YOUR CONTRACT NUMBER]
             [YOUR CONTRACT REGISTRATION]

PLEASE CALL: 1-800-462-2391
BEFORE WIRING

                                                                  PSFU-11/9/1998